Property and equipment, net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 25,708,597	$ 30,404,806
Less accumulated depreciation and amortization	12,263,184	16,769,324
Totals	13,445,413	13,635,482
Depreciation and amortization	1,598,080	7,329,860
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,382,710	6,033,422
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17,897,561	23,767,148
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	826,065	11,653
Restaurant supplies [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 602,261	$ 592,583